Securities and Exchange Commission
Washington, DC 20549
Rule 23c-2 Notice of Intention to
Redeem Securities

of

BNY Mellon Municipal Income, Inc.
240 Greenwich Street
New York, New York 10286

under the

Investment Company Act of 1940

Investment Company Act File No. 811-05652

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it may redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Title of the class of securities of BNY Mellon Municipal Income, Inc. (the “Fund”) to be redeemed:

Variable Rate MuniFund Term Preferred Shares, Series 2023-1, Liquidation Preference $25,000 per share (CUSIP #05589T401)

(2)	Date on which the securities are expected to be called or redeemed:

Variable Rate MuniFund Term Preferred Shares
Series	Date
Series 2023-1	On or about April 2, 2025

This redemption may be effected on a different date due to market conditions or otherwise as determined by the Fund.

The Fund reserves the right to postpone or cancel the redemption in its sole discretion.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Variable Rate MuniFund Term Preferred Shares are to be redeemed pursuant to Section 2.6(c)(i) of the Articles Supplementary of the Fund.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem all 1,209 issued and outstanding shares of its Variable Rate MuniFund Term Preferred Shares.

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SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 7th day of March 2025.

BNY MELLON MUNICIPAL INCOME, INC.

By:	/s/ Jeff Prusnofsky
Name:	Jeff Prusnofsky
Title:	Vice President